Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.2%
		Basic Industry - Chemicals—0.4%
$ 350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$353,048
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	350,849
		TOTAL	703,897
		Basic Industry - Metals & Mining—1.3%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	357,099
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	416,464
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	250,777
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	352,975
150,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	155,449
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,057,274
		TOTAL	2,590,038
		Basic Industry - Paper—0.1%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	258,181
		Capital Goods - Aerospace & Defense—2.7%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	327,560
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	310,280
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	221,299
100,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	101,809
500,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	519,707
494,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	512,066
250,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	272,965
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	451,627
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	449,121
500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	497,290
275,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	299,815
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	310,695
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	696,654
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.891% (3-month USLIBOR +1.735%), 2/15/2042	340,670
		TOTAL	5,311,558
		Capital Goods - Building Materials—1.7%
625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	692,655
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	853,096
340,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	357,904
200,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	212,135
500,000		Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	495,918
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	298,907
500,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	553,919
		TOTAL	3,464,534
		Capital Goods - Construction Machinery—1.5%
400,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	402,746
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	256,816
190,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	194,968
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	256,420
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	668,125
750,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	749,225

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$ 510,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	$516,038
	TOTAL	3,044,338
	Capital Goods - Diversified Manufacturing—2.6%
250,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	259,048
165,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	168,814
300,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	309,308
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	569,101
700,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	706,686
600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	629,128
175,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	185,154
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	432,197
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	266,453
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	895,158
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	213,557
350,000	Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	357,559
220,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	225,871
	TOTAL	5,218,034
	Communications - Cable & Satellite—2.2%
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,022,079
700,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	726,718
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	423,822
1,250,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	1,364,656
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	873,181
	TOTAL	4,410,456
	Communications - Media & Entertainment—1.6%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	618,314
500,000	Fox Corp., Sr. Unsecd. Note, 3.500%, 4/8/2030	558,553
200,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	236,782
500,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	517,818
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	258,969
750,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	810,332
220,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	269,524
	TOTAL	3,270,292
	Communications - Telecom Wireless—2.2%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	501,084
500,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	547,378
250,000	Crown Castle International Corp., Sr. Unsecd. Note, 1.050%, 7/15/2026	246,893
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	180,780
145,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	158,130
500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	567,453
1,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 1.500%, 2/15/2026	1,014,575
350,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	396,382
350,000	T-Mobile USA, Inc., Term Loan - 1st Lien, 3.750%, 4/15/2027	390,864
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	410,317
	TOTAL	4,413,856
	Communications - Telecom Wirelines—2.1%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	628,661
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	263,395
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	256,154
350,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	353,747

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	$321,286
1,050,000	Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	1,044,799
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	291,642
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	114,461
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	136,325
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	813,282
	TOTAL	4,223,752
	Consumer Cyclical - Automotive—4.1%
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	803,584
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	270,469
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	769,189
350,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	414,623
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	256,779
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	524,623
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	273,455
500,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 0.800%, 1/8/2024	498,246
580,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	577,303
295,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	302,555
500,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	508,550
375,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	403,101
665,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	661,845
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	703,938
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	502,085
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	755,252
	TOTAL	8,225,597
	Consumer Cyclical - Retailers—3.6%
800,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	898,109
375,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	397,126
620,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	742,074
225,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	228,227
144,875	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	159,082
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	527,958
500,000	CVS Health Corp., Sr. Unsecd. Note, 3.625%, 4/1/2027	558,049
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	799,576
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	674,570
750,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	791,085
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	528,727
325,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	318,228
540,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	525,894
	TOTAL	7,148,705
	Consumer Cyclical - Services—1.6%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	198,050
355,000	Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	355,154
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	188,799
330,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	397,329
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	844,454
500,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	514,030
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	244,777
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	96,176

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$ 280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	$307,371
	TOTAL	3,146,140
	Consumer Non-Cyclical - Food/Beverage—5.6%
750,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	832,397
650,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	782,577
960,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,012,598
765,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	909,438
200,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	203,861
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	417,266
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	541,035
183,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	186,357
685,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	686,971
500,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	506,413
85,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	93,745
417,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	444,123
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	997,450
385,000	McCormick & Co., Inc., Sr. Unsecd. Note, 0.900%, 2/15/2026	382,572
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	240,474
470,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	481,061
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	737,859
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	65,975
350,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	365,664
450,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	492,705
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	767,386
	TOTAL	11,147,927
	Consumer Non-Cyclical - Health Care—1.7%
310,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	328,499
200,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	208,021
260,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	278,242
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	558,740
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	272,317
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	279,997
125,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	136,095
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	196,628
375,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	392,584
330,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	344,440
350,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	383,392
	TOTAL	3,378,955
	Consumer Non-Cyclical - Pharmaceuticals—3.7%
360,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	384,401
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	581,310
465,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	504,403
360,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	395,629
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	85,609
470,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	464,764
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	659,215
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	374,603
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	559,188
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	580,202
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	188,636

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	$559,271
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	212,263
610,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	590,448
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.200%, 9/2/2025	450,441
500,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	503,246
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	288,255
	TOTAL	7,381,884
	Consumer Non-Cyclical - Products—0.4%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	763,182
	Consumer Non-Cyclical - Supermarkets—0.1%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	160,345
	Consumer Non-Cyclical - Tobacco—0.9%
700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	796,064
200,000	BAT Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	214,532
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	330,742
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	370,148
	TOTAL	1,711,486
	Energy - Independent—2.7%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	257,927
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	477,857
1,000,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	1,113,432
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	783,238
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	573,430
600,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	684,916
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	201,722
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	506,712
260,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	258,760
450,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	444,885
	TOTAL	5,302,879
	Energy - Integrated—2.1%
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	555,953
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	544,649
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	560,032
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	507,680
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	514,529
200,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	203,016
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	272,921
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	527,354
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	435,506
	TOTAL	4,121,640
	Energy - Midstream—3.0%
200,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	215,707
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	584,957
500,000	Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	545,960
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	701,787
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	202,888
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	177,955
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	365,593
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	445,755
250,000	MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	259,390

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	$946,932
250,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	288,599
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	447,386
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	719,677
	TOTAL	5,902,586
	Energy - Refining—1.2%
600,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	676,411
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	165,549
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	983,702
500,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	561,204
	TOTAL	2,386,866
	Financial Institution - Banking—19.9%
500,000	American Express Co., Sr. Unsecd. Note, 3.125%, 5/20/2026	548,948
850,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	926,761
750,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	778,142
500,000	Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	517,738
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	250,568
750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	749,460
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	1,005,883
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	524,215
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	545,444
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	534,052
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	548,278
315,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	330,297
500,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	509,381
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	432,723
500,000	Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.150%, 9/6/2022	509,557
750,000	Citigroup, Inc., 4.125%, 7/25/2028	852,292
750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	777,419
1,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	1,071,551
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	506,739
1,050,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,144,644
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	278,772
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	93,542
980,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,017,085
635,000	Comerica, Inc., 3.800%, 7/22/2026	709,614
1,000,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	1,108,899
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	147,194
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	533,674
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	536,328
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	264,581
580,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	589,937
1,300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,420,922
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	558,449
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	277,122
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	994,243
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	561,498
500,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	517,054
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,243,579
1,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,141,807

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.220%, 3/1/2025	$1,061,643
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	279,177
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	525,033
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	749,174
500,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	494,844
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	391,279
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	1,638,991
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	578,129
240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	256,866
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	370,175
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.100%, 12/9/2022	255,800
800,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	823,357
170,445	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	139,765
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	251,825
220,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	243,070
1,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.850%, 10/26/2024	1,070,970
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	537,935
400,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	402,671
1,000,000		US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	1,025,835
1,050,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	1,093,562
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	506,966
445,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	466,075
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	261,537
750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	783,877
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	555,073
		TOTAL	39,822,021
		Financial Institution - Broker/Asset Mgr/Exchange—2.1%
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	422,656
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,287,256
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	244,862
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	352,902
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	192,494
505,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	613,576
400,000		Stifel Financial Corp., 4.250%, 7/18/2024	439,560
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	553,725
		TOTAL	4,107,031
		Financial Institution - Finance Companies—2.2%
705,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	701,398
500,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	562,235
600,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	605,940
500,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	545,131
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	522,576
850,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	1,001,002
500,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	549,082
		TOTAL	4,487,364
		Financial Institution - Insurance - Health—0.5%
109,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	115,810
450,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	529,880
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	452,107
		TOTAL	1,097,797

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—1.5%
$ 250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	$281,538
500,000	AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	500,242
250,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	272,046
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	245,656
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	240,735
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	290,185
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	483,136
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	459,170
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	288,039
	TOTAL	3,060,747
	Financial Institution - Insurance - P&C—1.0%
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	259,471
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	323,686
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	277,369
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	227,360
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	288,126
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	709,052
	TOTAL	2,085,064
	Financial Institution - REIT - Apartment—0.9%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	541,706
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	438,077
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	102,545
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	323,718
320,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	310,808
	TOTAL	1,716,854
	Financial Institution - REIT - Healthcare—1.3%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	277,123
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	441,521
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	816,807
155,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	165,954
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	421,176
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	432,150
	TOTAL	2,554,731
	Financial Institution - REIT - Office—0.7%
395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	383,050
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	285,956
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	680,426
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	147,211
	TOTAL	1,496,643
	Financial Institution - REIT - Other—0.4%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	256,590
210,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	214,848
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	382,040
	TOTAL	853,478
	Financial Institution - REIT - Retail—0.6%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	252,686
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	355,761
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	261,567
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	103,304

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$ 250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	$267,959
	TOTAL	1,241,277
	Health Insurance—0.3%
645,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	654,727
	Sovereign—0.4%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	835,691
	Supranational—0.4%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	852,402
	Technology—8.8%
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	319,406
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,298,496
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	374,137
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	266,804
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	554,803
281,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	300,193
59,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	63,497
242,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	273,306
600,000	Dell International LLC / EMC Corp., 5.300%, 10/1/2029	735,886
450,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	541,969
250,000	Dell International LLC / EMC Corp., 6.200%, 7/15/2030	324,447
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	433,043
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	47,750
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	526,534
300,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	317,756
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	348,218
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	962,500
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	552,765
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	555,427
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	323,429
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	450,966
80,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	82,515
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	567,692
350,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	381,966
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	589,135
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	211,806
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	509,695
1,000,000	Oracle Corp., Sr. Unsecd. Note, 2.400%, 9/15/2023	1,038,146
750,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 10/15/2022	769,465
1,000,000	Oracle Corp., Sr. Unsecd. Note, 2.650%, 7/15/2026	1,062,397
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	320,353
85,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	86,600
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	288,366
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	363,876
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	463,497
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	266,098
500,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.400%, 4/1/2028	503,105
500,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	509,175
	TOTAL	17,585,219
	Technology Services—0.4%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	254,553

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology Services—continued
$ 320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	$319,913
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	95,758
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	150,268
	TOTAL	820,492
	Transportation - Airlines—0.2%
220,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	235,801
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	199,934
	TOTAL	435,735
	Transportation - Railroads—0.4%
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	310,692
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	418,505
	TOTAL	729,197
	Transportation - Services—2.0%
450,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	493,457
485,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	484,195
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	317,158
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	514,094
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	253,708
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	845,386
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	522,183
600,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	645,003
	TOTAL	4,075,184
	Utility - Electric—3.0%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	339,675
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	128,255
295,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	298,670
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	476,601
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	527,211
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	299,353
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	538,993
190,000	Emera US Finance LP, Sr. Unsecd. Note, 144A, 0.833%, 6/15/2024	189,617
335,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	337,301
800,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	846,939
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	352,784
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	260,379
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	405,630
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	515,186
245,000	Puget Energy, Inc., Sec. Fac. Bond, 144A, 2.379%, 6/15/2028	250,557
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	273,453
	TOTAL	6,040,604
	Utility - Natural Gas—0.8%
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	162,692
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	345,087
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	312,372
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	350,018
500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	517,227
	TOTAL	1,687,396

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas Distributor—0.3%
$ 550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	$572,599
	TOTAL CORPORATE BONDS (IDENTIFIED COST $184,330,674)	194,499,381
	INVESTMENT COMPANY—3.4%
6,745,405	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[3] (IDENTIFIED COST $6,747,422)	6,748,104
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $191,078,096)	201,247,485
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(1,280,504)
	TOTAL NET ASSETS—100%	$199,966,981
At July 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures:
[5]United States Treasury Long Bond Short Futures	19	$3,129,656	September 2021	$(171,941)
[5]United States Treasury Notes 10-Year Short Futures	38	$5,109,219	September 2021	$(589)
[5]United States Treasury Notes 10-Year Ultra Short Futures	25	$3,756,250	September 2021	$(20,673)
[5]United States Treasury Ultra Bond Short Futures	3	$598,594	September 2021	$(48,710)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(241,913)
The average notional value of short futures contracts held by the Fund throughout the period was $9,357,445. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2021	$3,226,964
Purchases at Cost	$16,453,201
Proceeds from Sales	$(12,933,254)
Change in Unrealized Appreciation/Depreciation	$682
Net Realized Gain/(Loss)	$511
Value as of 7/31/2021	$6,748,104
Shares Held as of 7/31/2021	6,745,405
Dividend Income	$376

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$194,359,616	$139,765	$194,499,381
Investment Company	6,748,104	—	—	6,748,104
TOTAL SECURITIES	$6,748,104	$194,359,616	$139,765	$201,247,485
Other Financial Instruments:[1]
Liabilities	$(241,913)	$—	$—	$(241,913)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(241,913)	$—	$—	$(241,913)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust